Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 4 – INCOME TAXES

For the 3 months ended March 31, 2014 and 2013, the Company had net income of $6,514 and $26,585, respectively. The taxable income for the three months ended March 31, 2014 and 2013 was $8,394 and $26,585, respectively.

NOTE 3 – INCOME TAXES

As of December 31, 2013 and 2013, the Company had net income of $112,992 and $25,783, respectively. The taxable income for the year ended December 31, 2013 and 2012 was $174,024 and $32,826, respectively.